Warrant Liability	12 Months Ended
Jul. 31, 2012
Warrant Liability Disclosure [Abstract]
WARRANT LIABILITY
4.	WARRANT LIABILITY

The Company sold 4,000,000 Units in the Public Offering, which subsequently separated into one warrant at an initial exercise price of $10.00 and one ordinary share. The initial investors and the underwriters also purchased 3,266,667 warrants in a private placement in connection with the Public Offering. The warrants expire five years after the date of the Company’s initial Business Combination. The warrants issued contain a cash settlement provision, as provided in the Warrant Agreement in the event of a Fundamental Transaction after the initial Business Combination (see Note 8), which requires liability treatment under ASC 815-40-55-2.   ASC 815-40-55-2 indicates that an event that causes a change of control of an issuer is not within the issuer's control and, therefore, a contract that requires net-cash settlement upon a change in control must be classified as an asset or liability.  Management used the quoted market price for the valuation of the warrants to determine the warrant liability to be $1,453,333 as of July 31, 2012, respectively.  This valuation is revised on a quarterly basis until the warrants are exercised or they expire with the changes in fair value recorded in the statement of operations.